NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Notes payable	$ 2,880,000	$ 2,600,000	$ 2,600,000	$ 2,600,000
Inventory net		$ 11,181,629
Purchase of real estate appraised	$ 11,409,500
Two Unsecured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Debt interest rate	0.00%
First Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured debt	$ 2,600,000
Second Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured debt	280,000
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Inventory net	$ 11,409,500